Reserves (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reserves

	Share premium	Capital reserve (note (a))	Hedging reserve	Statutory reserve (note (b))	Other reserves	Retained profits	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
At January 1, 2019	29,540	(778)	134	570	(2,421)	14,901	41,946
Unrealized gains on cash flow hedges	—	—	(110)	—	—	—	(110)
Fair value movements in equity investments designated at fair value through other comprehensive income	—	—	—	—	13	—	13
Fair value changes of equity investments designated at fair value through other comprehensive income held by an associate	—	—	—	—	7	—	7
Actuarial gains on post-retirement benefit obligations	—	—	—	—	39	—	39
Transfer from retained profits	—	—	—	212	—	(212)	—
Profit for the year	—	—	—	—	—	3,192	3,192
Issue of shares	7,530	—	—	—	—	—	7,530
Others	—	11	—	—	—	1	12

At December 31, 2019	37,070	(767)	24	782	(2,362)	17,882	52,629

At January 1, 2020	37,070	(767)	24	782	(2,362)	17,882	52,629
Unrealized gains on cash flow hedges	—	—	158	—	—	—	158
Fair value movements in equity investments designated at fair value through other comprehensive income	—	—	—	—	(203)	—	(203)
Fair value changes of equity investments designated at fair value through other comprehensive income held by an associate	—	—	—	—	2	—	2
Actuarial gains on post-retirement benefit obligations	—	—	—	—	(61)	—	(61)
Loss for the year	—	—	—	—	—	(11,836)	(11,836)
Final 2019 dividend	—	—	—	—	—	(819)	(819)

At December 31, 2020	37,070	(767)	182	782	(2,624)	5,227	39,870

Notes:

(a)	Capital reserve
Capital reserve mainly represents the difference between the fair value of the net assets injected and the nominal amount of the Company’s share capital issued in respect of the Group restructuring carried out in June 1996 for the purpose of the Company’s listing.

(b)	Statutory reserve
According to the PRC Company Law, the Company is required to transfer a portion of the profits to the statutory reserve. The transfer to this reserve must be made before distribution of dividends to shareholders and when there are retained profits at the end of the financial year.